UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia International Value Fund

Semiannual Report for the Period Ended August 31, 2011

Not FDIC insured • No bank guarantee • May lose value

Table of Contents

Performance Information	1

Understanding Your Expenses	2

Portfolio of Investments	3

Financial Statements	4

Financial Highlights	8

Notes to Financial Statements	14

Columbia International Value Master Portfolio	20

Portfolio of Investments	21

Financial Statements	24

Financial Highlights	27

Notes to Financial Statements	28

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

The Columbia Management story began over 100 years ago, and today, we are one of the nation's largest dedicated asset managers. The recent acquisition by Ameriprise Financial, Inc. brings together the talents, resources and capabilities of Columbia Management with those of RiverSource Investments, Threadneedle (acquired by Ameriprise in 2003) and Seligman Investments (acquired by Ameriprise in 2008) to build a best-in-class asset management business that we believe is truly greater than its parts.

RiverSource Investments traces its roots to 1894 when its then newly-founded predecessor, Investors Syndicate, offered a face-amount savings certificate that gave small investors the opportunity to build a safe and secure fund for retirement, education or other special needs. A mutual fund pioneer, Investors Syndicate launched Investors Mutual Fund in 1940. In the decades that followed, its mutual fund products and services lineup grew to include a full spectrum of styles and specialties. More than 110 years later, RiverSource continues to be a trusted financial products leader.

Threadneedle, a leader in global asset management and one of Europe's largest asset managers, offers sophisticated international experience from a dedicated U.K. management team. Headquartered in London, it is named for Threadneedle Street in the heart of the city's financial district, where British investors pioneered international and global investing. Threadneedle was acquired in 2003 and today operates as an affiliate of Columbia Management.

Seligman Investments' beginnings date back to the establishment of the investment firm J. & W. Seligman & Co. in 1864. In the years that followed, Seligman played a major role in the geographical expansion and industrial development of the United States. In 1874, President Ulysses S. Grant named Seligman as fiscal agent for the U.S. Navy—an appointment that would last through World War I. Seligman helped finance the westward path of the railroads and the building of the Panama Canal. The firm organized its first investment company in 1929 and began managing its first mutual fund in 1930. In 2008, J. & W. Seligman & Co. Incorporated was acquired and Seligman Investments became an offering brand of RiverSource Investments, LLC.

We are proud of the rich and distinctive history of these firms, the strength and breadth of products and services they offer, and the combined cultures of pioneering spirit and forward thinking. Together we are committed to providing more for our shareholders than ever before.

>  A singular focus on our shareholders

Our business is asset management, so investors are our first priority. We dedicate our resources to identifying timely investment opportunities and provide a comprehensive choice of equity, fixed-income and alternative investments to help meet your individual needs.

>  First-class research and thought leadership

We are dedicated to helping you take advantage of today's opportunities and anticipate tomorrow's. We stay abreast of the latest investment trends and ideas, using our collective insight to evaluate events and transform them into solutions you can use.

>  A disciplined investment approach

We aren't distracted by passing fads. Our teams adhere to a rigorous investment process that helps ensure the integrity of our products and enables you and your financial advisor to match our solutions to your objectives with confidence.

When you choose Columbia Management, you can be confident that we will take the time to understand your needs and help you and your financial advisor identify the solutions that are right for you. Because at Columbia Management, we don't consider ourselves successful unless you are.

Sincerely,

J. Kevin Connaughton
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit www.columbiamanagement.com. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

Performance Information – Columbia International Value Fund

Average annual total return as of 08/31/11 (%)

Share class	A		B		C		I	R	Z
Inception	12/27/95		05/22/98		06/15/98		09/27/10	09/27/10	12/27/95
Sales charge	without	with	without	with	without	with	without	without	without
6-month (cumulative)	–13.56	–18.52	–13.94	–18.24	–13.92	–14.78	–13.37	–13.71	–13.52
1-year	5.28	–0.75	4.51	–0.49	4.44	3.44	n/a	n/a	5.48
5-year	–2.07	–3.22	–2.78	–3.02	–2.80	–2.80	n/a	n/a	–1.83
10-year/Life	5.44	4.82	4.67	4.67	4.65	4.65	–2.79	–3.43	5.70

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares and the applicable contingent deferred sales charge of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would have been lower.

Performance results reflect any fee waivers or reimbursements of fund expenses by the Investment Manager and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

All results shown assume reinvestment of distributions. Class I and Z shares are sold at net asset value with no distribution and service (Rule 12b-1) fees. Class R shares are sold at net asset value with a distribution (Rule 12b-1) fee. Class I, Class R and Class Z shares have limited eligibility and the investment minimum requirements may vary. Please see the fund's prospectuses for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class I and Class R shares were initially offered on September 27, 2010.

The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

1The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index (Net), and consists of those securities classified by Morgan Stanley Capital International, Inc. (MSCI) as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the fund may not match those in an index.

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiamanagement.com for daily and most recent month-end performance updates.

Summary

6-month (cumulative) return as of 08/31/11

–13.56%

Class A shares (without sales charge)

–13.85%

MSCI EAFE Value Index (Net)[1]

Net asset value per share

as of 08/31/11 ($)
Class A	13.02
Class B	12.54
Class C	12.50
Class I	13.17
Class R	13.03
Class Z	13.16

Distribution declared per share

03/01/11 – 08/31/11 ($)
Class A	0.05
Class B	0.04
Class C	0.04
Class I	0.06
Class R	0.05
Class Z	0.06

Columbia International Value Fund invests only in Columbia International Value Master Portfolio (the Master Portfolio). At August 31, 2011, Columbia International Value Fund owned 90.7% of the Master Portfolio. Columbia International Value Master Portfolio was invested in the following countries at August 31, 2011.

Country Breakdown1

as of 08/31/11 (%)
Brazil	5.7
Finland	1.2
France	11.5
Germany	2.8
Ireland	1.1
Italy	8.4
Japan	31.6
Mexico	1.9
Netherlands	6.9
New Zealand	0.8
Portugal	1.3
South Korea	2.6
Spain	1.0
Sweden	0.9
Switzerland	5.9
United Kingdom	16.2
Other[2]	0.2

1  Percentages indicated are based upon total investments. The portfolio composition is subject to change.

2  Cash & Cash Equivalents.

Understanding Your Expenses – Columbia International Value Fund

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Investment Services Corp., your account balance is available online at www.columbiamanagement.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account may be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees or exchange fees. There are also ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees.

As a shareholder of the underlying funds in which it invests, the fund will bear its allocable share of the costs and expenses of these underlying funds. These costs and expenses are not included in the fund's annualized expense ratios used to calculate the expense information below.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	864.40	1,017.80	6.84	7.41	1.46
Class B	1,000.00	1,000.00	860.60	1,014.03	10.34	11.19	2.21
Class C	1,000.00	1,000.00	860.80	1,014.03	10.34	11.19	2.21
Class I	1,000.00	1,000.00	866.30	1,019.81	4.97	5.38	1.06
Class R	1,000.00	1,000.00	862.90	1,016.44	8.10	8.77	1.73
Class Z	1,000.00	1,000.00	864.80	1,019.05	5.67	6.14	1.21

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the Investment Manager and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Portfolio of Investments – Columbia International Value Fund

August 31, 2011 (Unaudited)

Value
Investment Company – 100.0%
Investment in Columbia Funds Master Investment Trust LLC, Columbia International Value Master Portfolio(a)	$1,273,079,256
Total Investments – 100.0%	$1,273,079,256
Other Assets & Liabilities, Net – (0.0)%	(441,752)
Net Assets – 100.0%	$1,272,637,504
Notes to Portfolio of Investments:

(a)  The financial statements of Columbia International Value Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with Columbia International Value Fund's financial statements.

Columbia International Value Fund Invests only in Columbia International Value Master Portfolio (the Master Portfolio). At August 31, 2011, Columbia International Value Fund owned 90.7% of the Master Portfolio. Columbia International Value Master Portfolio was invested in the following industries at August 31, 2011.

Industry	Percentage of Net Assets	Value
Automobiles	2.9%	$40,324,673
Capital Markets	1.6	22,181,892
Commercial Banks	8.0	112,056,736
Commercial Services & Supplies	1.2	16,282,325
Communications Equipment	2.5	34,984,984
Construction Materials	2.4	33,325,479
Diversified Telecommunication Services	18.8	263,686,037
Electric Utilities	2.3	32,812,943
Electronic Equipment, Instruments & Components	3.5	48,830,867
Food & Staples Retailing	8.7	122,998,242
Food Products	2.5	35,288,091
Household Durables	1.4	19,716,734
Insurance	7.7	108,142,606
Media	1.2	16,517,210
Multiline Retail	1.6	22,442,998
Office Electronics	1.4	20,073,974
Oil, Gas & Consumable Fuels	9.4	132,405,954
Pharmaceuticals	13.5	188,972,925
Semiconductors & Semiconductor Equipment	2.1	29,603,249
Specialty Retail	1.4	19,208,578
Tobacco	1.6	23,283,737
Wireless Telecommunication Services	3.2	44,685,116
Other(1)	0.2	3,360,438
Total		$1,391,185,788

(1)  Cash & Cash Equivalents.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia International Value Fund

August 31, 2011 (Unaudited)

Assets
Investments, at value
Columbia International Value Master Portfolio (identified cost $1,569,829,869)	$1,273,079,256
Receivable for:
Capital shares sold	990,600
Expense reimbursement due from Investment Manager	45,041
Total assets	1,274,114,897
Liabilities
Payable for:
Capital shares purchased	1,317,160
Distribution and service fees	2,828
Administration fees	5,855
Chief compliance officer expenses	187
Other expenses	151,363
Total liabilities	1,477,393
Net assets applicable to outstanding capital stock	$1,272,637,504
Represented by
Paid-in capital	$1,865,279,666
Undistributed net investment income	16,689,515
Accumulated net realized loss	(312,581,064)
Unrealized appreciation (depreciation) on:
Investments	(296,750,613)
Total — representing net assets applicable to outstanding capital stock	$1,272,637,504
Net assets applicable to outstanding shares
Class A	$249,347,842
Class B	$1,044,011
Class C	$40,361,069
Class I	$2,370
Class R	$2,359
Class Z	$981,879,853
Shares outstanding
Class A	19,150,932
Class B	83,248
Class C	3,228,376
Class I	180
Class R	181
Class Z	74,593,484
Net asset value per share
Class A(a)	$13.02
Class B	$12.54
Class C	$12.50
Class I	$13.17
Class R	$13.03
Class Z	$13.16

(a)  The maximum offering price per share for Class A is $13.81. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia International Value Fund

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income allocated from Master Portfolio:
Dividends	$45,908,947
Interest	1,984
Dividends from affiliates	1,315
Foreign taxes withheld	(7,058,993)
Total income	38,853,253
Expenses:
Allocated from Master Portfolio(a)	6,715,779
Line of credit interest expense allocated from Master Portfolio	23,631
Distribution fees
Class B	4,665
Class C	187,258
Class R	7
Service fees
Class B	1,555
Class C	62,419
Distribution and service fees — Class A	395,675
Transfer agent fees
Class A	234,349
Class B	930
Class C	36,970
Class R	2
Class Z	854,636
Administration fees	1,291,027
Compensation of board members	10,831
Pricing and bookkeeping fees	16,344
Custodian fees	1,126
Printing and postage fees	103,775
Registration fees	63,215
Professional fees	30,705
Chief compliance officer expenses	439
Other	8,685
Total expenses	10,044,023
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(123,644)
Total net expenses	9,920,379
Net investment income	28,932,874
Realized and unrealized gain (loss) — net
Net realized gain (loss) allocated from Master Portfolio on:
Investments	(34,578,966)
Foreign currency transactions	1,186,580
Net realized loss	(33,392,386)
Net change in unrealized appreciation (depreciation) allocated from Master Portfolio on:
Investments	(207,859,786)
Net change in unrealized depreciation	(207,859,786)
Net realized and unrealized loss	(241,252,172)
Net decrease in net assets from operations	$(212,319,298)

(a)  Net expenses allocated from Master Portfolio include the Fund's pro-rata portion of the Master Portfolio's investment management fees, administration fees, compensation of Board members, custodian fees and other expenses.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia International Value Fund

	Six months ended August 31, 2011 (Unaudited)	Year ended February 28, 2011(a)
Operations
Net investment income	$28,932,874	$29,006,191
Net realized loss	(33,392,386)	(79,638,678)
Net change in unrealized appreciation (depreciation)	(207,859,786)	287,733,276
Net increase (decrease) in net assets resulting from operations	(212,319,298)	237,100,789
Distributions to shareholders from:
Net investment income
Class A	(1,138,864)	(10,501,221)
Class B	(3,034)	(31,120)
Class C	(123,778)	(1,255,137)
Class I	(33,367)	(29,462)
Class R	(8)	(45)
Class Z	(4,629,721)	(36,753,860)
Total distributions to shareholders	(5,928,772)	(48,570,845)
Decrease in net assets from share transactions	(248,498,737)	(90,034,060)
Proceeds from regulatory settlement (Note 5)	—	108,538
Total increase (decrease) in net assets	(466,746,807)	98,604,422
Net assets at beginning of period	1,739,384,311	1,640,779,889
Net assets at end of period	$1,272,637,504	$1,739,384,311
Undistributed (excess of distributions over) net investment income	$16,689,515	$(6,314,587)

(a)  Class I and Class R shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets (continued) – Columbia International Value Fund

	Six months ended August 31, 2011 (Unaudited)		Year ended February 28, 2011(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	2,158,183	30,855,534	7,203,721	99,387,352
Distributions reinvested	58,309	822,154	618,142	8,293,553
Redemptions	(7,386,277)	(105,565,070)	(11,725,247)	(161,161,045)
Net decrease	(5,169,785)	(73,887,382)	(3,903,384)	(53,480,140)
Class B shares
Subscriptions	10,602	146,482	24,199	326,879
Distributions reinvested	150	2,042	1,744	22,401
Redemptions	(25,882)	(357,618)	(578,776)	(7,649,102)
Net decrease	(15,130)	(209,094)	(552,833)	(7,299,822)
Class C shares
Subscriptions	160,325	2,242,894	287,489	3,834,791
Distributions reinvested	6,026	81,713	66,784	861,421
Redemptions	(906,847)	(12,563,497)	(1,304,444)	(17,279,783)
Net decrease	(740,496)	(10,238,890)	(950,171)	(12,583,571)
Class I shares
Subscriptions	29,397	431,921	2,946,162	41,364,980
Distributions reinvested	2,341	33,356	2,089	29,403
Redemptions	(2,291,499)	(33,085,036)	(688,310)	(9,989,541)
Net increase (decrease)	(2,259,761)	(32,619,759)	2,259,941	31,404,842
Class R shares
Subscriptions	—	—	181	2,500
Net increase	—	—	181	2,500
Class Z shares
Subscriptions	10,651,057	153,595,613	25,508,322	355,263,216
Distributions reinvested	210,556	3,000,423	1,622,754	22,067,009
Redemptions	(19,906,594)	(288,139,648)	(30,733,729)	(425,408,094)
Net decrease	(9,044,981)	(131,543,612)	(3,602,653)	(48,077,869)
Total net decrease	(17,230,153)	(248,498,737)	(6,748,919)	(90,034,060)

(a)  Class I and Class R shares are for the period from September 27, 2010 (commencement of operations) to February 28, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia International Value Fund

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)		2007		2006
Class A
Per share data
Net asset value, beginning of period	$15.12		$13.48		$9.40		$18.95		$26.02		$24.97		$22.34
Income from investment operations:
Net investment income	0.26		0.22		0.33	(b)	0.52		0.65		0.29		0.31
Net realized and unrealized gain (loss)	(2.31)		1.81		3.96		(7.83)		(1.95)		4.34		4.73
Total from investment operations	(2.05)		2.03		4.29		(7.31)		(1.30)		4.63		5.04
Less distributions to shareholders from:
Net investment income	(0.05)		(0.39)		(0.21)		(0.53)		(0.68)		(0.34)		(0.35)
Net realized gains	—		—		—		(1.70)		(5.09)		(3.24)		(2.06)
Tax return of capital	—		—		—		(0.01)		—		—		—
Total distributions to shareholders	(0.05)		(0.39)		(0.21)		(2.24)		(5.77)		(3.58)		(2.41)
Proceeds from regulatory settlement	—		0.00	(c)	0.00	(c)	—		—		—		—
Redemption Fees:
Redemption fees added to paid-in capital	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$13.02		$15.12		$13.48		$9.40		$18.95		$26.02		$24.97
Total return	(13.56%)		15.47%		45.57%		(42.59%)		(7.28%)		20.46%		24.28%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.47	%(d)(e)	1.48	%(e)	1.42	%(e)	1.38	%(e)	1.32	%(d)(e)	1.30	%(e)	1.33	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.46	%(d)(e)	1.48	%(e)(g)	1.42	%(e)(g)	1.38	%(e)(g)	1.32	%(d)(e)(g)	1.30	%(e)(g)	1.27	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.47	%(d)	1.48%		1.42%		1.38%		1.32	%(d)	1.30%		1.33%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.46	%(d)	1.48	%(g)	1.42	%(g)	1.38	%(g)	1.32	%(d)(g)	1.30	%(g)	1.27	%(h)
Net investment income	3.62	%(d)	1.61	%(g)	2.56	%(g)	3.31	%(g)	2.71	%(d)(g)	1.15	%(g)	1.38%
Supplemental data
Net assets, end of period (in thousands)	$249,348		$367,847		$380,578		$241,097		$868,942		$1,073,616		$1,010,361
Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 1.33%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia International Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)		2007		2006
Class B
Per share data
Net asset value, beginning of period	$14.61		$13.02		$9.09		$18.39		$25.43		$24.54		$22.00
Income from investment operations:
Net investment income	0.19		0.21		0.24	(b)	0.37		0.49		0.11		0.15
Net realized and unrealized gain (loss)	(2.22)		1.67		3.82		(7.53)		(1.91)		4.22		4.63
Total from investment operations	(2.03)		1.88		4.06		(7.16)		(1.42)		4.33		4.78
Less distributions to shareholders from:
Net investment income	(0.04)		(0.29)		(0.13)		(0.43)		(0.53)		(0.20)		(0.18)
Net realized gains	—		—		—		(1.70)		(5.09)		(3.24)		(2.06)
Tax return of capital	—		—		—		(0.01)		—		—		—
Total distributions to shareholders	(0.04)		(0.29)		(0.13)		(2.14)		(5.62)		(3.44)		(2.24)
Proceeds from regulatory settlement	—		0.00	(c)	0.00	(c)	—		—		—		—
Redemption Fees:
Redemption fees added to paid-in capital	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$12.54		$14.61		$13.02		$9.09		$18.39		$25.43		$24.54
Total return	(13.94%)		14.75%		44.61%		(43.01%)		(7.90%)		19.51%		23.36%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.23	%(d)(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)	2.07	%(d)(e)	2.05	%(e)	2.08	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.21	%(d)(e)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)	2.07	%(d)(e)(g)	2.05	%(e)(g)	2.02	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.23	%(d)	2.23%		2.17%		2.13%		2.07	%(d)	2.05%		2.08%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.21	%(d)	2.23	%(g)	2.17	%(g)	2.13	%(g)	2.07	%(d)(g)	2.05	%(g)	2.02	%(h)
Net investment income	2.74	%(d)	1.62	%(g)	1.95	%(g)	2.43	%(g)	2.10	%(d)(g)	0.45	%(g)	0.67%
Supplemental data
Net assets, end of period (in thousands)	$1,044		$1,437		$8,476		$18,743		$65,705		$110,726		$114,932
Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 2.08%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia International Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)		2007		2006
Class C
Per share data
Net asset value, beginning of period	$14.56		$12.99		$9.08		$18.37		$25.40		$24.52		$21.98
Income from investment operations:
Net investment income	0.20		0.12		0.22	(b)	0.34		0.46		0.10		0.15
Net realized and unrealized gain (loss)	(2.22)		1.74		3.82		(7.49)		(1.87)		4.22		4.63
Total from investment operations	(2.02)		1.86		4.04		(7.15)		(1.41)		4.32		4.78
Less distributions to shareholders from:
Net investment income	(0.04)		(0.29)		(0.13)		(0.43)		(0.53)		(0.20)		(0.18)
Net realized gains	—		—		—		(1.70)		(5.09)		(3.24)		(2.06)
Tax return of capital	—		—		—		(0.01)		—		—		—
Total distributions to shareholders	(0.04)		(0.29)		(0.13)		(2.14)		(5.62)		(3.44)		(2.24)
Proceeds from regulatory settlement	—		0.00	(c)	0.00	(c)	—		—		—		—
Redemption Fees:
Redemption fees added to paid-in capital	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$12.50		$14.56		$12.99		$9.08		$18.37		$25.40		$24.52
Total return	(13.92%)		14.62%		44.44%		(43.00%)		(7.86%)		19.48%		23.38%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	2.23	%(d)(e)	2.23	%(e)	2.17	%(e)	2.13	%(e)	2.07	%(d)(e)	2.05	%(e)	2.08	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	2.21	%(d)(e)	2.23	%(e)(g)	2.17	%(e)(g)	2.13	%(e)(g)	2.07	%(d)(e)(g)	2.05	%(e)(g)	2.02	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	2.23	%(d)	2.23%		2.17%		2.13%		2.07	%(d)	2.05%		2.08%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	2.21	%(d)	2.23	%(g)	2.17	%(g)	2.13	%(g)	2.07	%(d)(g)	2.05	%(g)	2.02	%(h)
Net investment income	2.84	%(d)	0.89	%(g)	1.81	%(g)	2.28	%(g)	1.99	%(d)(g)	0.42	%(g)	0.67%
Supplemental data
Net assets, end of period (in thousands)	$40,361		$57,793		$63,914		$49,750		$127,020		$170,731		$168,819
Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 2.08%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia International Value Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class I
Per share data
Net asset value, beginning of period	$15.27		$13.93
Income from investment operations:
Net investment income	0.35		0.00	(b)
Net realized and unrealized gain (loss)	(2.39)		1.67
Total from investment operations	(2.04)		1.67
Less distributions to shareholders from:
Net investment income	(0.06)		(0.33)
Total distributions to shareholders	(0.06)		(0.33)
Proceeds from regulatory settlement	—		0.00	(b)
Net asset value, end of period	$13.17		$15.27
Total return	(13.37%)		12.22%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.06	%(c)(d)	1.07	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.06	%(c)(d)	1.07	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.06	%(c)	1.07	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.06	%(c)	1.07	%(c)(f)
Net investment income (loss)	4.77	%(c)	(0.05	%)(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$34,506
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia International Value Fund

	Six months ended Aug. 31, 2011 (Unaudited)		Year ended Feb. 28, 2011(a)
Class R
Per share data
Net asset value, beginning of period	$15.15		$13.78
Income from investment operations:
Net investment income	0.23		0.02
Net realized and unrealized gain (loss)	(2.30)		1.60
Total from investment operations	(2.07)		1.62
Less distributions to shareholders from:
Net investment income	(0.05)		(0.25)
Total distributions to shareholders	(0.05)		(0.25)
Proceeds from regulatory settlement	—		0.00	(b)
Net asset value, end of period	$13.03		$15.15
Total return	(13.71%)		11.92%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.76	%(c)(d)	1.77	%(c)(d)
Net expenses after fees waived or expenses reimbursed (including interest expense)(e)	1.73	%(c)(d)	1.77	%(c)(d)(f)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.76	%(c)	1.77	%(c)
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(e)	1.73	%(c)	1.77	%(c)(f)
Net investment income	3.22	%(c)	0.40	%(c)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$3
Notes to Financial Highlights

(a)  For the period from September 27, 2010 (commencement of operations) to February 28, 2011.

(b)  Rounds to less than $0.01.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights (continued) – Columbia International Value Fund

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)		2007		2006
Class Z
Per share data
Net asset value, beginning of period	$15.28		$13.62		$9.49		$19.10		$26.17		$25.09		$22.42
Income from investment operations:
Net investment income	0.28		0.26		0.36	(b)	0.50		0.73		0.36		0.38
Net realized and unrealized gain (loss)	(2.34)		1.83		4.01		(7.83)		(1.98)		4.35		4.75
Total from investment operations	(2.06)		2.09		4.37		(7.33)		(1.25)		4.71		5.13
Less distributions to shareholders from:
Net investment income	(0.06)		(0.43)		(0.24)		(0.57)		(0.73)		(0.39)		(0.40)
Net realized gains	—		—		—		(1.70)		(5.09)		(3.24)		(2.06)
Tax return of capital	—		—		—		(0.01)		—		—		—
Total distributions to shareholders	(0.06)		(0.43)		(0.24)		(2.28)		(5.82)		(3.63)		(2.46)
Proceeds from regulatory settlement	—		0.00	(c)	0.00	(c)	—		—		—		—
Redemption Fees:
Redemption fees added to paid-in capital	—		—		0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)
Net asset value, end of period	$13.16		$15.28		$13.62		$9.49		$19.10		$26.17		$25.09
Total return	(13.52%)		15.74%		45.94%		(42.41%)		(7.05%)		20.70%		24.66%
Ratios to average net assets
Expenses prior to fees waived or expenses reimbursed (including interest expense)	1.22	%(d)(e)	1.23	%(e)	1.17	%(e)	1.13	%(e)	1.07	%(d)(e)	1.05	%(e)	1.08	%(e)
Net expenses after fees waived or expenses reimbursed (including interest expense)(f)	1.21	%(d)(e)	1.23	%(e)(g)	1.17	%(e)(g)	1.13	%(e)(g)	1.07	%(d)(e)(g)	1.05	%(e)(g)	1.02	%(e)(h)
Expenses prior to fees waived or expenses reimbursed (excluding interest expense)	1.22	%(d)	1.23%		1.17%		1.13%		1.07	%(d)	1.05%		1.08%
Net expenses after fees waived or expenses reimbursed (excluding interest expense)(f)	1.21	%(d)	1.23	%(g)	1.17	%(g)	1.13	%(g)	1.07	%(d)(g)	1.05	%(g)	1.02	%(h)
Net investment income	3.85	%(d)	1.85	%(g)	2.76	%(g)	3.20	%(g)	3.04	%(d)(g)	1.43	%(g)	1.69%
Supplemental data
Net assets, end of period (in thousands)	$981,880		$1,277,799		$1,187,812		$844,122		$1,886,808		$2,651,855		$2,585,390
Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.13 per share.

(c)  Rounds to less than $0.01.

(d)  Annualized.

(e)  Includes interest expense which rounds to less than 0.01%.

(f)  The Investment Manager and certain of its affiliates agreed to waive/reimburse certain fees and expenses.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Bank of America Corporation assumed certain non-recurring costs. Had these non-recurring costs not been reimbursed, the ratio of net expenses after fees waived or expenses reimbursed would have been 1.08%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia International Value Fund

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia International Value Fund (the Feeder Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The value of the Feeder Fund's investment in the Master Portfolio included in the Statement of Assets and Liabilities reflects the Feeder Fund's proportionate amount of beneficial interest in the net assets of the Master Portfolio, which is equal to 90.7% at August 31, 2011. The financial statements of the Master Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Feeder Fund's financial statements. Another fund that is managed by the Investment Manager, not registered under the 1940 Act, and whose financial statements are not presented here, also invests in the Master Portfolio.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Feeder Fund offers Class A, Class B, Class C, Class I, Class R and Class Z shares. All share classes have identical voting, dividend and liquidation rights. Each share class has its own expense structure and sales charges, as applicable.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Feeder Fund no longer accepts investments by new or existing investors in the Feeder Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Feeder Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are only available to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are available to qualifying institutional investors.

Class Z shares are not subject to sales charges, and are only available to certain investors, as described in the Feeder Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Feeder Fund in the preparation of its financial statements.

Security Valuation

The Feeder Fund invests all or substantially all of its assets in the Master Portfolio. See the Notes to Financial Statements for the Master Portfolio included elsewhere in this report for the Master Portfolio's valuation policies.

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Feeder Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Columbia International Value Fund, August 31, 2011 (Unaudited)

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Expenses

General expenses of the Trust are allocated to the Feeder Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Feeder Fund are charged to the Feeder Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Feeder Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

The Feeder Fund records its proportionate share of investment income, realized and unrealized gains (losses) and expenses reported by the Master Portfolio on a daily basis. The investment income, realized and unrealized gains (losses) and expenses are allocated daily to investors of the Master Portfolio based upon the relative value of their investment in the Master Portfolio.

Federal Income Tax Status

The Feeder Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Feeder Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Feeder Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Feeder Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Feeder Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Feeder Fund level, based on statutory rates. The Feeder Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed along with the income dividend. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its Feeder Fund. In addition, certain of the Feeder Fund's contracts with its service providers contain general indemnification clauses. The Feeder Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Feeder Fund cannot be determined, and the Feeder Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The Feeder Fund indirectly pays for investment management and subadvisory services and a portion of the administrative services through its investment in the Master Portfolio (see Notes to Financial Statements of the Master Portfolio).

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Fund Administrator. The Feeder Fund pays the Fund Administrator an annual fee for administration and accounting services equal to 0.17% of the Feeder Fund's average daily net assets, less the fees that were payable by the Feeder Fund as described under the Pricing and Bookkeeping Fees note below.

Columbia International Value Fund, August 31, 2011 (Unaudited)

Pricing and Bookkeeping Fees

Prior to August 8, 2011, the Feeder Fund had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Feeder Fund. The Feeder Fund also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Feeder Fund. Under the State Street Agreements, the Feeder Fund paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Feeder Fund for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Feeder Fund also reimbursed State Street for certain out-of-pocket expenses and charges. Effective August 8, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Feeder Fund or the Board of Trustees (the Board) including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Feeder Fund and Board expenses is facilitated by a company providing limited administrative services to the Feeder Fund and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $422.

Compensation of Board Members

Board member are compensated for their services to the Feeder Fund as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Feeder Fund as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Feeder Fund or certain other funds managed by the Investment Manager. The Feeder Fund's liability for these amounts is adjusted for market value changes and remains in the Feeder Fund until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Feeder Fund in accordance with federal securities regulations. The Feeder Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Feeder Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Feeder Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives monthly account-based service fees based on the number of open accounts and is reimbursed by the Feeder Fund for the fees and expenses the Transfer Agent pays to financial intermediaries that maintain omnibus accounts with the Feeder Fund that is a percentage of the average aggregate value of the Feeder Fund's shares maintained in each such omnibus account (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which are paid a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Feeder Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from fees for various shareholder services and reimbursements for certain out-of-pocket expenses. Class I shares do not pay transfer agent fees.

For the six months ended August 31, 2011, the Feeder Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.15
Class C	0.15
Class R	0.16
Class Z	0.15

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Feeder Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are

Columbia International Value Fund, August 31, 2011 (Unaudited)

recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2011, no minimum account balance fees were charged by the Feeder Fund.

Distribution and Service Fees

The Feeder Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Feeder Fund has adopted, distribution and shareholder service plans (the Plans) which set the distribution and service fees for the Feeder Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Feeder Fund and providing services to investors.

The Plans require the payment of a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Feeder Fund. The Plans also require the payment of a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.50% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $49,972 for Class A, $624 for Class B and $1,486 for Class C for the six months ended August 31, 2011.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

Effective July 1, 2011, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), through June 30, 2012, unless sooner terminated at the sole discretion of the Board, so that the Feeder Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Feeder Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.37%
Class B	2.12
Class C	2.12
Class I	0.97
Class R	1.62
Class Z	1.12

Prior to July 1, 2011, the Investment Manager and its affiliates voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Feeder Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Feeder Fund's custodian, did not exceed the following annual rates as a percentage of the class' average daily net assets:

Class A	1.60%
Class B	2.35
Class C	2.35
Class I	1.25
Class R	1.85
Class Z	1.35

Under the agreement, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Feeder Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Feeder Fund's Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may

Columbia International Value Fund, August 31, 2011 (Unaudited)

differ from GAAP. Reclassifications are made to the Feeder Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforward, determined at February 28, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount
2018	$185,725,377
2019	68,376,538
Total	$254,101,915

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

Management of the Feeder Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Feeder Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Regulatory Settlements

During the year ended February 28, 2011, the Feeder Fund received $108,538 resulting from certain regulatory settlements with third parties in which the Feeder Fund had participated. The payments have been included in "Proceeds from regulatory settlement" in the Statement of Changes in Net Assets.

Note 6. Custody Credits

Prior to August 8, 2011, the Feeder Fund had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Feeder Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Feeder Fund may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through August 8, 2011, there were no credits.

Note 7. Shareholder Concentration

At August 31, 2011, three shareholder accounts owned 62.4% of the outstanding shares of the Feeder Fund. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Feeder Fund.

Note 8. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of

Columbia International Value Fund, August 31, 2011 (Unaudited)

Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Columbia Funds Master Investment Trust, LLC

Columbia International Value Master Portfolio Semiannual Report (Unaudited)

August 31, 2011

The following pages should be read in conjunction with Columbia International Value Fund's Semiannual Report.

Portfolio of Investments – Columbia International Value Master Portfolio

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value
Common Stocks 98.9%
BRAZIL 5.7%
Brasil Telecom SA (Preference), ADR(a)	352,511	$8,005,525
Brasil Telecom SA (Ordinary), ADR(a)	199,977	1,627,813
Centrais Eletricas Brasileiras SA, ADR(a)	1,842,040	19,212,477
Petroleo Brasileiro SA, ADR(a)	879,743	23,445,151
Tele Norte Leste Participacoes SA, ADR(a)	691,100	9,053,410
Telecomunicacoes de Sao Paulo SA(a)	353,756	11,238,828
Tim Participacoes SA, ADR(a)	214,753	6,687,408
Total		79,270,612
FINLAND 1.1%
Nokia OYJ(a)	2,463,665	15,925,757
FRANCE 11.4%
Alcatel-Lucent(a)(b)	1,688,500	6,228,766
Carrefour SA(a)	891,160	23,759,624
France Telecom SA(a)	1,838,170	35,119,087
Natixis(a)	2,404,246	9,632,374
Renault SA(a)	125,200	5,096,947
Sanofi(a)	528,286	38,445,029
Total SA(a)	857,781	41,888,747
Total		160,170,574
GERMANY 2.7%
Deutsche Bank AG, Registered Shares(a)	198,375	8,048,861
Deutsche Telekom AG(a)	2,392,100	30,259,651
Total		38,308,512
IRELAND 1.1%
CRH PLC(a)	879,300	15,733,419
ITALY 8.4%
ENI SpA(a)	2,265,287	45,557,216
Intesa Sanpaolo SpA(a)	10,191,238	16,601,446
Italcementi SpA, Savings Shares(a)	890,500	3,223,594
Telecom Italia SpA(a)	12,738,710	15,453,648
Telecom Italia SpA, Savings Shares(a)	32,972,210	36,233,926
Total		117,069,830
JAPAN 31.3%
Astellas Pharma, Inc.(a)	555,900	21,008,128
Canon, Inc.(a)	425,400	20,073,974
Dai Nippon Printing Co., Ltd.(a)	1,555,000	16,282,325
Daiichi Sankyo Co., Ltd.(a)	852,600	17,051,543
FUJIFILM Holdings Corp.(a)	890,505	21,634,123
Japan Tobacco, Inc.(a)	5,387	23,283,736
Mitsubishi UFJ Financial Group, Inc.(a)	4,286,731	19,441,702
Mizuho Financial Group, Inc.(a)	9,660,300	14,744,929
MS&AD Insurance Group Holdings, Inc.(a)	971,000	22,753,486
Nippon Telegraph & Telephone Corp.(a)	908,200	42,522,674
Nissan Motor Co., Ltd.(a)	1,173,600	10,791,747
NKSJ Holdings, Inc.(a)	2,389,000	14,119,448
Ono Pharmaceutical Co., Ltd.(a)	357,600	20,656,442
Rohm Co., Ltd.(a)	271,300	13,985,373
San-in Godo Bank Ltd. (The)(a)	233,000	1,711,523
Seven & I Holdings Co., Ltd.(a)	871,200	23,125,629
Sony Corp.(a)	897,900	19,716,734
Sumitomo Mitsui Financial Group, Inc.(a)	781,042	23,124,804
Sumitomo Mitsui Trust Holdings, Inc.(a)	1,436,000	4,881,482

Issuer	Shares	Value
Common Stocks (continued)
JAPAN (cont.)
Taisho Pharmaceutical Co., Ltd.(a)	382,000	$8,880,850
Takeda Pharmaceutical Co., Ltd.(a)	499,800	24,207,120
TDK Corp.(a)	185,000	8,171,222
Tokio Marine Holdings, Inc.(a)	831,600	22,699,494
Toyota Motor Corp.(a)	678,300	24,435,981
Total		439,304,469
MEXICO 1.9%
Cemex SAB de CV, ADR(a)(b)	2,675,692	14,368,466
Telefonos de Mexico SAB de CV, Class L, ADR(a)	728,632	12,466,893
Total		26,835,359
NETHERLANDS 6.8%
Aegon NV(a)(b)	3,899,357	17,543,679
Koninklijke Ahold NV(a)	2,311,632	26,930,565
STMicroelectronics NV(a)	2,348,200	15,617,876
Unilever NV-CVA(a)	1,042,449	35,288,091
Total		95,380,211
NEW ZEALAND 0.8%
Telecom Corp. of New Zealand Ltd.(a)	5,048,920	10,925,624
PORTUGAL 1.3%
Portugal Telecom SGPS SA(a)	2,106,976	18,229,651
SOUTH KOREA 2.6%
Korea Electric Power Corp., ADR(a)(b)	1,294,050	13,600,465
SK Telecom Co., Ltd.(a)	154,177	22,440,273
Total		36,040,738
SPAIN 1.0%
Telefonica SA(a)	697,443	14,537,243
SWEDEN 0.9%
Telefonaktiebolaget LM Ericsson, Class B(a)	1,137,168	12,830,461
SWITZERLAND 5.9%
Swiss Re AG(a)(b)	591,500	31,026,500
Swisscom AG(a)	40,130	18,012,063
TE Connectivity Ltd.(a)	621,343	19,025,523
UBS AG, Registered Shares(a)(b)	975,930	14,133,031
Total		82,197,117
UNITED KINGDOM 16.0%
AstraZeneca PLC(a)	579,085	27,448,841
Barclays PLC(a)	4,818,407	13,355,589
BP PLC(a)	3,293,270	21,514,839
GlaxoSmithKline PLC(a)	1,470,148	31,274,972
HSBC Holdings PLC(a)	983,039	8,562,888
ITV PLC(a)(b)	16,612,376	16,517,210
J Sainsbury PLC(a)	4,965,329	24,172,598
Kingfisher PLC(a)	5,003,400	19,208,578
Marks & Spencer Group PLC(a)	4,290,980	22,442,998
Vodafone Group PLC(a)	5,952,690	15,557,435
Wm Morrison Supermarkets PLC(a)	5,331,065	25,009,825
Total		225,065,773
Total Common Stocks (Cost: $1,715,126,167)		$1,387,825,350

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia International Value Master Portfolio

August 31, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value
Money Market Fund 0.2%
Columbia Short-Term Cash Fund, 0.139%(c)(d)	3,360,438	$3,360,438
Total Money Market Fund (Cost: $3,360,438)		$3,360,438
Total Investments (Cost: $1,718,486,605)		$1,391,185,788
Other Assets & Liabilities, Net		11,980,907
Net Assets		$1,403,166,695

Summary of Investments in Securities by Industry

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of net assets at August 31, 2011:

Industry	Percentage of Net Assets	Value
Automobiles	2.9%	$40,324,673
Capital Markets	1.6	22,181,892
Commercial Banks	8.0	112,056,736
Commercial Services & Supplies	1.2	16,282,325
Communications Equipment	2.5	34,984,984

Summary of Investments in Securities by Industry (cont.)

Industry	Percentage of Net Assets	Value
Construction Materials	2.4%	$33,325,479
Diversified Telecommunication Services	18.8	263,686,037
Electric Utilities	2.3	32,812,943
Electronic Equipment, Instruments & Components	3.5	48,830,867
Food & Staples Retailing	8.7	122,998,242
Food Products	2.5	35,288,091
Household Durables	1.4	19,716,734
Insurance	7.7	108,142,606
Media	1.2	16,517,210
Multiline Retail	1.6	22,442,998
Office Electronics	1.4	20,073,974
Oil, Gas & Consumable Fuels	9.4	132,405,954
Pharmaceuticals	13.5	188,972,925
Semiconductors & Semiconductor Equipment	2.1	29,603,249
Specialty Retail	1.4	19,208,578
Tobacco	1.6	23,283,737
Wireless Telecommunication Services	3.2	44,685,116
Other(1)	0.2	3,360,438
Total		$1,391,185,788

(1)  Cash & Cash Equivalents.

Notes to Portfolio of Investments

(a)  Represents a foreign security. At August 31, 2011, the value of foreign securities, excluding short-term securities, amounted to $1,387,825,350 or 98.91% of net assets.

(b)  Non-income producing.

(c)  The rate shown is the seven-day current annualized yield at August 31, 2011.

(d)  Investments in affiliates during the period ended August 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$—	$39,090,117	$(35,729,679)	$—	$3,360,438	$1,448	$3,360,438
Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Columbia International Value Master Portfolio

August 31, 2011 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

•  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements—Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of August 31, 2011:

	Fair value at August 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$—	$118,210,194	$—	$118,210,194
Consumer Staples	—	181,570,070	—	181,570,070
Energy	23,445,150	108,960,803	—	132,405,953
Financials	—	242,381,234	—	242,381,234
Health Care	—	188,972,925	—	188,972,925
Industrials	—	16,282,325	—	16,282,325
Information Technology	19,025,523	114,467,551	—	133,493,074
Materials	14,368,466	18,957,013	—	33,325,479
Telecommunication Services	49,079,878	259,291,275	—	308,371,153
Utilities	32,812,943	—	—	32,812,943
Total Equity Securities	138,731,960	1,249,093,390	—	1,387,825,350
Other
Affiliated Money Market Fund(c)	3,360,438	—	—	3,360,438
Total	$142,092,398	$1,249,093,390	$—	$1,391,185,788

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

(a)  See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)  There were no significant transfers between Levels 1 and 2 during the period.

(c)  Money market fund that is a sweep investment for cash balances in the Fund at August 31, 2011.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Assets and Liabilities – Columbia International Value Master Portfolio

August 31, 2011 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,715,126,167)	$1,387,825,350
Affiliated issuers (identified cost $3,360,438)	3,360,438
Total investments (identified cost $1,718,486,605)	1,391,185,788
Foreign currency (identified cost $835,152)	835,349
Receivable for:
Dividends	11,617,513
Reclaims	54,684
Total assets	1,403,693,334
Liabilities
Disbursements in excess of cash	261,454
Payable for:
Investment management fees	30,535
Administration fees	1,899
Other expenses	232,751
Total liabilities	526,639
Net assets	$1,403,166,695

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Operations – Columbia International Value Master Portfolio

Six months ended August 31, 2011 (Unaudited)

Net investment income
Income:
Dividends	$51,916,612
Interest	540
Dividends from affiliates	1,448
Foreign taxes withheld	(7,980,041)
Total income	43,938,559
Expenses:
Investment management fees	6,824,344
Administration fees	372,014
Compensation of board members	15,730
Pricing and bookkeeping fees	67,228
Custodian fees	224,512
Professional fees	37,400
Line of credit interest expense	26,722
Other	23,119
Total expenses	7,591,069
Net investment income	36,347,490
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(38,685,233)
Foreign currency transactions	499,294
Net realized loss	(38,185,939)
Net change in unrealized appreciation (depreciation) on:
Investments	(230,448,921)
Foreign currency translations	(37,321)
Net change in unrealized depreciation	(230,486,242)
Net realized and unrealized loss	(268,672,181)
Net decrease in net assets from operations	$(232,324,691)

The Accompanying Notes to Financial Statements are an integral part of this statement.

Statement of Changes in Net Assets – Columbia International Value Master Portfolio

	Six months August 31, 2011 (Unaudited)	ended Year ended February 28, 2011
Operations
Net investment income	$36,347,490	$41,552,435
Net realized loss	(38,185,939)	(91,159,555)
Net change in unrealized appreciation (depreciation)	(230,486,242)	326,490,584
Net increase (decrease) in net assets resulting from operations	(232,324,691)	276,883,464
Contributions and withdrawals from partners:
Contributions	173,696,617	465,537,680
Withdrawals	(516,609,646)	(660,383,240)
Net contributions (withdrawals) from partners	(342,913,029)	(194,845,560)
Total increase (decrease) in net assets	(575,237,720)	82,037,904
Net assets at beginning of period	1,978,404,415	1,896,366,511
Net assets at end of period	$1,403,166,695	$1,978,404,415

The Accompanying Notes to Financial Statements are an integral part of this statement.

Financial Highlights – Columbia International Value Master Portfolio

The following table shows certain financial information for evaluating the Portfolio's results. Total returns are not annualized for periods of less than one year.

	Six months ended Aug. 31, 2011		Year ended Feb. 28,						Year ended Feb. 29,		Year ended March 31,
	(Unaudited)		2011		2010		2009		2008(a)		2007		2006
Total return	(13.19%)		16.11%		46.24%		(42.12%)		(6.79%)		20.95%		24.88%
Ratios to average net assets(b)
Expenses prior to fees waived or expenses reimbursed (including interest expenses)	0.88	%(c)(d)	0.86	%(d)	0.87	%(d)	0.84	%(d)	0.81	%(c)(d)	0.80	%(d)	0.80	%(d)
Net expenses prior to fees waived or expenses reimbursed (including interest expenses)	0.88	%(c)(d)	0.86	%(d)(e)	0.87	%(d)(e)	0.84	%(d)(e)	0.81	%(c)(d)(e)	0.80	%(d)(e)	0.80	%(d)(e)
Expenses prior to fees waived or expenses reimbursed (excluding interest expenses)	0.88	%(c)	0.86%		0.87%		0.84%		0.81	%(c)	0.80%		0.80%
Net expenses prior to fees waived or expenses reimbursed (excluding interest expenses)	0.88	%(c)	0.86	%(e)	0.87	%(e)	0.84	%(e)	0.81	%(c)(e)	0.80	%(e)	0.80	%(e)
Net investment income	4.21	%(c)	2.21	%(e)	3.08	%(e)	3.58	%(e)	3.27	%(c)(e)	1.66	%(e)	1.88	%(e)
Supplemental data
Portfolio turnover rate	10%		7%		22%		5%		24%		19%		20%
Notes to Financial Highlights

(a)  For the period from April 1, 2007 to February 29, 2008. In 2008, the Fund's fiscal year end was changed from March 31 to February 29.

(b)  In addition to the fees and expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.

(c)  Annualized.

(d)  Includes interest expense which rounds to less than 0.01%.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The Accompanying Notes to Financial Statements are an integral part of this statement.

Notes to Financial Statements – Columbia International Value Master Portfolio

August 31, 2011 (Unaudited)

Note 1. Organization

Columbia Funds Master Investment Trust, LLC (the Master Trust), is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Information presented in these financial statements pertains to Columbia International Value Master Portfolio (the Master Portfolio).

The following investors were invested in the Master Portfolio at August 31, 2011:

Columbia International Value Fund (the Feeder Fund)	90.7%
Columbia Management Private Funds VII, LLC—International Value Fund	9.3%

The Master Portfolio serves as a master portfolio for the Columbia International Value Fund which operates as a feeder fund in a master/feeder structure.

Each investor in the Master Portfolio is treated as an owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains (losses) of the Master Portfolio.

Note 2. Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (GAAP) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies consistently followed by the Master Portfolio in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If any foreign share prices are not readily available as a result of limited share activity the securities are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. However, many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to the policy adopted by the Board of Trustees (the Board), including utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Columbia International Value Master Portfolio, August 31, 2011 (Unaudited)

Foreign Currency Transactions and Translation

The values of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Master Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Repurchase Agreements

The Master Portfolio may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Master Portfolio, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Master Portfolio's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Master Portfolio seeks to assert its rights.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on the accrual basis.

Awards from class action litigation are recorded as a reduction of cost if the Master Portfolio still owns the applicable securities on the payment date. If the Master Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.

Federal Income Tax Status

The Master Portfolio is treated as a partnership for federal income tax purposes and therefore is not subject to federal income tax. Each investor in the Master Portfolio will be subject to taxation on its allocated share of the Master Portfolio's ordinary income and capital gains.

The Master Portfolio's assets, income and distributions will be managed in such a way that the Feeder Fund will be able to continue to qualify as a registered investment company by investing its assets through its Master Portfolio.

Foreign Taxes

The Master Portfolio may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Master Portfolio will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Master Portfolio level, based on statutory rates. The Master Portfolio accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

Guarantees and Indemnifications

Under the Master Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Trust or its Master Portfolio. In addition, certain of the Master Portfolio's contracts with its service providers contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Master Portfolio cannot be determined, and the Master Portfolio has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement (IMSA), Columbia Management Investment Advisers, LLC (the Investment

Columbia International Value Master Portfolio, August 31, 2011 (Unaudited)

Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Master Portfolio's average daily net assets that declines from 0.85% to 0.66% as the Master Portfolio's net assets increase. The annualized effective management fee rate for the six months ended August 31, 2011 was 0.79% of the Master Portfolio's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Brandes Investment Partners, L.P. (Brandes) to subadvise the assets of the Master Portfolio. The Investment Manager compensates Brandes to manage the investments of the Master Portfolio's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager serves as the Master Portfolio Administrator. The Master Portfolio pays the Master Portfolio Administrator an annual fee for administration and accounting services equal to the annual rate of 0.05% of the Master Portfolio's average daily net assets, less the fees that were payable by the Master Portfolio as described under the Pricing and Bookkeeping Fees note below. The annualized effective administration fee rate for the six months ended August 31, 2011 was 0.05% of the Master Portfolio's average daily net assets.

Pricing and Bookkeeping Fees

Prior to August 8, 2011, the Master Portfolio had entered into a Financial Reporting Services Agreement (the Financial Reporting Services Agreement) with State Street Bank and Trust Company (State Street) and the Investment Manager pursuant to which State Street provided financial reporting services to the Master Portfolio. The Master Portfolio also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the State Street Agreements) with State Street and the Investment Manager pursuant to which State Street provided accounting services to the Master Portfolio. Under the State Street Agreements, the Master Portfolio paid State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Master Portfolio for the month. The aggregate fee did not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Master Portfolio also reimbursed State Street for certain out-of-pocket expenses and charges. Effective August 8, 2011, these services are now provided under the Administrative Services Agreement discussed above.

Compensation of Board Members

Board member are compensated for their services to the Master Portfolio as set forth in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Master Portfolio as defined under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Master Portfolio or certain other funds managed by the Investment Manager. The Master Portfolio's liability for these amounts is adjusted for market value changes and remains in the Master Portfolio until distributed in accordance with the Plan.

Compensation of Chief Compliance Officer

The Board has appointed a Chief Compliance Officer to the Master Portfolio in accordance with federal securities regulations. The Master Portfolio does not bear any of the expenses associated with the Chief Compliance Officer.

Other Fees

Effective June 1, 2011, other expenses are for, among other things, certain expenses of the Master Portfolio or the Board including: Master Portfolio boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Master Portfolio and Board expenses is facilitated by a company providing limited administrative services to the Master Portfolio and the Board. For the period June 1, 2011 through August 31, 2011, other expenses paid to this company were $1,142.

Expense Limits and Fee Waivers

The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse certain expenses (excluding certain fees and expenses, such as brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) so that the Master Portfolio's ordinary net operating expenses, after giving effect to fees waive/expenses reimbursed and any balance credits and/or overdraft credits from the Master Portfolio's custodian, do not exceed the annual rate of 0.90% of the Master Portfolio's average daily net assets. This arrangement may be modified or terminated by the Investment Manager at any time.

Columbia International Value Master Portfolio, August 31, 2011 (Unaudited)

Note 4. Federal Tax Information

At August 31, 2011, the cost of investments for federal income tax purposes was approximately $1,718,487,000 and the approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$128,197,000
Unrealized depreciation	(455,498,000)
Net unrealized depreciation	$(327,301,000)

Management of the Master Portfolio has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Master Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations, aggregated to $176,820,880 and $477,553,200, respectively, for the six months ended August 31, 2011.

Note 6. Custody Credits

Prior to August 8, 2011, the Master Portfolio had an agreement with its custodian bank under which custody fees may have been reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Master Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement. Subsequent to this date, the Master Portfolio may invest its daily balance in an affiliated money market fund as detailed below. For the period March 1, 2011 through August 8, 2011, there were no credits.

Note 7. Affiliated Money Market Fund

Effective August 8, 2011, the Master Portfolio may invest its daily cash balances in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use by the Master Portfolio and other affiliated Funds. The income earned by the Master Portfolio from such investments is included as "Dividends from affiliates" in the Statement of Operations. As an investing fund, the Master Portfolio indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Master Portfolio has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Master Portfolio may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on August 8, 2011, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Master Portfolio and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500,000,000.

Interest is charged to each fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Master Portfolio also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum.

For the period June 27, 2011 through August 5, 2011, the Master Portfolio and certain other funds managed by the Investment Manager participated in a $100,000,000 committed, unsecured revolving credit facility provided by State Street. For the period May 16, 2011 through June 26, 2011, the collective borrowing amount of the credit facility was $150,000,000 committed, unsecured revolving credit facility provided by State Street. For the period March 28, 2011 through May 15, 2011, the collective borrowing amount of the credit facility was $225,000,000. Prior to March 28, 2011, the collective borrowing amount of the credit facility was $280,000,000. Interest was charged to each fund based on its borrowings at a rate equal to the greater of the (i) federal funds rate plus 1.25% per annum or (ii) the overnight LIBOR rate plus 1.25% per annum. The Master Portfolio also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum.

For the six months ended August 31, 2011, the average daily loan balance outstanding on days when borrowing existed was $11,237,097 at a weighted average interest rate of 1.395%.

Columbia International Value Master Portfolio, August 31, 2011 (Unaudited)

Note 9. Significant Risks

Foreign Securities Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds (branded as Columbia) and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On December 9, 2010, the District Court reinstated its July 9, 2007 summary judgment order in favor of the defendants. On January 10, 2011, plaintiffs filed a notice of appeal with the Eighth Circuit. In response to the plaintiffs' opening appellate brief filed on March 18, 2011, the defendants filed a response brief on May 4, 2011 with the Eighth Circuit. The plaintiffs filed a reply brief on May 26, 2011.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither

Columbia International Value Master Portfolio, August 31, 2011 (Unaudited)

Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia International Value Fund.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Investment Manager

Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110

Columbia International Value Fund
P. O. Box 8081
Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus, which contains this and other important information about the funds, visit columbiamanagement.com. Read the prospectus carefully before investing. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2011 Columbia Management Investment Advisers, LLC. All rights reserved.

C-1685 C (10/11)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	October 24, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	October 24, 2011